LEASES (Schedule of Future Lease Payments Under Operating Leases) (Details) $ in Thousands	Dec. 31, 2024 USD ($)
Operating leases
2025	$ 2,702
2026	2,035
2027	825
2028	735
2029 Onwards	784
Total future lease payements	7,081
Less imputed interest	(510)
Total lease liability balance	$ 6,571